TRADE RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure Trade Receivables and Other Current Assets [Abstract]
TRADE RECEIVABLES AND OTHER CURRENT ASSETS	TRADE RECEIVABLES AND OTHER CURRENT ASSETS
Brookfield Renewable’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2023	2022
Trade receivables	$662	$672
Inventory	111	42
Collateral deposits(1)	178	609
Prepaids and others	127	86
Sales tax receivable	94	73
Income tax receivables	74	74
Current portion of contract asset	61	54
Short term deposits and advances	23	113
Other short-term receivables	187	137
	$1,517	$1,860
(1)Collateral deposits are related to energy derivative contracts that Brookfield Renewable enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation, as part of Brookfield Renewable's risk management strategy.
As at December 31, 2023, 86% (2022: 89%) of trade receivables were current. Brookfield Renewable does not expect issues with collectability of these amounts. Accordingly, as at December 31, 2023 and 2022 an allowance for doubtful accounts for trade receivables was not deemed necessary. Trade receivables are generally on 30-day terms and credit limits are assigned and monitored for all counterparties. In determining the recoverability of trade receivables, management performs a risk analysis considering the type and age of the outstanding receivables and the credit worthiness of the counterparties. Management also reviews trade receivable balances on an ongoing basis.